Quarterly Data (Unaudited) (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited) Table

	2016
	First	Second	Third	Fourth	Total
	(In Millions, Except Per Share Data)
Net operating revenues	$909.8	$920.7	$926.8	$949.9	$3,707.2
Operating earnings (a)	144.2	150.2	148.2	145.5	588.1
Provision for income tax expense	39.7	42.4	42.1	39.7	163.9
Income from continuing operations	76.8	81.3	78.2	81.8	318.1
(Loss) income from discontinued operations, net of tax	(0.1)	(0.1)	(0.1)	0.3	—
Net income	76.7	81.2	78.1	82.1	318.1
Less: Net income attributable to noncontrolling interests	(18.7)	(18.6)	(16.4)	(16.8)	(70.5)
Net income attributable to HealthSouth	$58.0	$62.6	$61.7	$65.3	$247.6
Earnings per common share:
Basic earnings per share attributable to HealthSouth common shareholders: (b)
Continuing operations	$0.65	$0.70	$0.69	$0.73	$2.77
Discontinued operations	—	—	—	—	—
Net income	$0.65	$0.70	$0.69	$0.73	$2.77
Diluted earnings per share attributable to HealthSouth common shareholders: (b)
Continuing operations	$0.61	$0.65	$0.64	$0.68	$2.59
Discontinued operations	—	—	—	—	—
Net income	$0.61	$0.65	$0.64	$0.68	$2.59

(a)
We define operating earnings as income from continuing operations attributable to HealthSouth before (1) loss on early extinguishment of debt; (2) interest expense and amortization of debt discounts and fees; (3) other income; and (4) income tax expense.

(b)	Per share amounts may not sum due to the weighted average common shares outstanding during each quarter compared to the weighted average common shares outstanding during the entire year.

	2015
	First	Second	Third	Fourth	Total
	(In Millions, Except Per Share Data)
Net operating revenues	$740.6	$764.4	$778.6	$879.3	$3,162.9
Operating earnings (a)	105.6	123.4	121.2	135.5	485.7
Provision for income tax expense	30.3	32.2	35.9	43.5	141.9
Income from continuing operations	59.3	61.8	67.5	65.1	253.7
(Loss) income from discontinued operations, net of tax	(0.3)	(1.6)	0.3	0.7	(0.9)
Net income	59.0	60.2	67.8	65.8	252.8
Less: Net income attributable to noncontrolling interests	(16.5)	(17.3)	(17.1)	(18.8)	(69.7)
Net income attributable to HealthSouth	$42.5	$42.9	$50.7	$47.0	$183.1
Earnings per common share:
Basic earnings per share attributable to HealthSouth common shareholders: (b)
Continuing operations	$0.47	$0.49	$0.56	$0.51	$2.03
Discontinued operations	—	(0.02)	—	0.01	(0.01)
Net income	$0.47	$0.47	$0.56	$0.52	$2.02
Diluted earnings per share attributable to HealthSouth common shareholders:
Continuing operations	$0.44	$0.47	$0.52	$0.48	$1.92
Discontinued operations	—	(0.02)	—	0.01	(0.01)
Net income	$0.44	$0.45	$0.52	$0.49	$1.91

	2015
	First	Second	Third	Fourth	Total
	(In Millions, Except Per Share Data)
Net operating revenues	$740.6	$764.4	$778.6	$879.3	$3,162.9
Operating earnings (a)	105.6	123.4	121.2	135.5	485.7
Provision for income tax expense	30.3	32.2	35.9	43.5	141.9
Income from continuing operations	59.3	61.8	67.5	65.1	253.7
(Loss) income from discontinued operations, net of tax	(0.3)	(1.6)	0.3	0.7	(0.9)
Net income	59.0	60.2	67.8	65.8	252.8
Less: Net income attributable to noncontrolling interests	(16.5)	(17.3)	(17.1)	(18.8)	(69.7)
Net income attributable to HealthSouth	$42.5	$42.9	$50.7	$47.0	$183.1
Earnings per common share:
Basic earnings per share attributable to HealthSouth common shareholders: (b)
Continuing operations	$0.47	$0.49	$0.56	$0.51	$2.03
Discontinued operations	—	(0.02)	—	0.01	(0.01)
Net income	$0.47	$0.47	$0.56	$0.52	$2.02
Diluted earnings per share attributable to HealthSouth common shareholders:
Continuing operations	$0.44	$0.47	$0.52	$0.48	$1.92
Discontinued operations	—	(0.02)	—	0.01	(0.01)
Net income	$0.44	$0.45	$0.52	$0.49	$1.91

(a)
We define operating earnings as income from continuing operations attributable to HealthSouth before (1) loss on early extinguishment of debt; (2) interest expense and amortization of debt discounts and fees; (3) other income; and (4) income tax expense.

(b)	Per share amounts may not sum due to the weighted average common shares outstanding during each quarter compared to the weighted average common shares outstanding during the entire year.